Subsequent Events - Additional Information (FY) (Details) - USD ($) $ in Millions				3 Months Ended
	Feb. 28, 2022	Feb. 25, 2022	Apr. 13, 2021	Jun. 30, 2022	Mar. 31, 2022	Feb. 17, 2022
Subsequent Event [Line Items]
Workforce reduced	60.00%
License agreement description	On February 28, 2022, the Company entered into two agreements that effectively amended the “New Premises” license agreement for laboratory space in Boston, Massachusetts (see Note 15, Leases). The first agreement terminated the existing license, due to expire in May of 2023, effective March 31, 2022. The second agreement, effective April 1, 2022, created a new license for approximately 20 percent of the space covered by the original license with an expiration date of December 31, 2022.
Maximum [Member]
Subsequent Event [Line Items]
Monthly license fee	$ 0.4
Repayments of debt			$ 0.3
Minimum [Member]
Subsequent Event [Line Items]
Monthly license fee	0.1
Repayments of debt			$ 0.1
Hercules Capital, Inc. [Member]
Subsequent Event [Line Items]
Term loan termination date		Feb. 25, 2022
End of term fee		$ 0.9
Interest/ non-use fee		0.1
Repayments of debt		12.8
Subsequent Event [Member]
Subsequent Event [Line Items]
Personnel-related restructuring charges					$ 0.4
Payment of license fees	0.8
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Workforce reduced						60.00%
Employee retention costs				$ 0.4
Monthly license fee	0.4
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Monthly license fee	$ 0.1
Subsequent Event [Member] | Hercules Capital, Inc. [Member]
Subsequent Event [Line Items]
End of term fee		0.9
Interest/ non-use fee		0.1
Repayments of debt		$ 12.8